Cryptocurrency receivable	12 Months Ended
Dec. 31, 2025
Cryptocurrency receivable
Cryptocurrency receivable
8.	Cryptocurrency receivable

Cryptocurrency receivable consist of the following:

	As of December 31, 2024		As of December 31, 2025
(in thousands, except for quantity)	Quantity	Fair Value	Quantity	Fair Value
Bitcoins transferred to fixed term financial product (Note a)	100	9,553	100	8,783
Bitcoins prepaid for professional services	30	2,859	—	—
Bitcoin pledged for current portion of long-term loans (Note 12)	400	38,113	500	43,916
Cryptocurrency receivable, current		50,525		52,699

Bitcoin pledged for loan-term loans (Note 12)	200	19,057	400	35,133
Cryptocurrency receivable, non-current		19,057		35,133

Note a: On September 27, 2024, the Company transferred 100 Bitcoins to a crypto assets exchange institution to purchase a fixed term investment product with an annual percentage rate of return (the “APR”) of 1.5% for 30 calendar days. On December 23, 2024, the Company transferred 100 Bitcoins to a crypto assets exchange institution to purchase a fixed term investment product with a minimum annual return of 1% for one year and the Company extended for another one year in December 2025.